SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS At the Annual General Meeting of shareholders held on April 15, 2021, the Company’s shareholders approved a dividend of €0.11 per common share, equivalent to a total distribution of €149 million ($178 million) and the payment occurred on May 5, 2021. The shareholders also replaced the authorization for the Board to repurchase up to a maximum of 10% of the Company’s common shares issued as of the date of the AGM for a period of 18 months from April 15, 2021 and up to and including October 14, 2022.